Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129660
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	Investor Class
Trading Symbol	TRROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Investor Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,325	10,232	10,272
2016	10,186	9,908	10,167
2017	10,574	10,008	10,513
2017	10,832	10,158	10,743
2017	11,041	10,283	10,924
2017	11,260	10,227	11,207
2018	11,303	10,059	11,228
2018	11,303	10,120	11,287
2018	11,490	10,175	11,512
2018	11,195	10,089	11,206
2019	11,536	10,378	11,476
2019	11,692	10,768	11,591
2019	12,116	11,210	12,021
2019	12,406	11,178	12,348
2020	12,369	11,590	12,251
2020	12,337	11,781	12,394
2020	13,245	11,936	13,121
2020	13,673	11,992	13,495
2021	14,112	11,750	13,750
2021	14,653	11,734	14,208
2021	15,002	11,925	14,547
2021	14,845	11,854	14,431
2022	14,442	11,440	14,067
2022	13,775	10,769	13,427
2022	13,338	10,552	13,054
2022	13,386	10,332	13,165
2023	13,399	10,328	13,245
2023	13,596	10,538	13,488
2023	13,899	10,426	13,743
2023	14,030	10,454	13,853
2024	14,717	10,671	14,490
2024	15,004	10,676	14,729
2024	15,617	11,187	15,424
2024	15,903	11,173	15,599
2025	16,001	11,291	15,738
2025	16,100	11,258	15,920
2025	16,754	11,538	16,608
2025	17,194	11,809	17,114
2026	17,741	11,998	17,650
2026	18,025	11,836	17,969

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (Investor Class)	11.95%	4.23%	6.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 69,468,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	27.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$69,468 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129661
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	Advisor Class
Trading Symbol	PAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Advisor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,317	10,232	10,272
2016	10,168	9,908	10,167
2017	10,556	10,008	10,513
2017	10,804	10,158	10,743
2017	11,004	10,283	10,924
2017	11,213	10,227	11,207
2018	11,256	10,059	11,228
2018	11,246	10,120	11,287
2018	11,423	10,175	11,512
2018	11,119	10,089	11,206
2019	11,446	10,378	11,476
2019	11,589	10,768	11,591
2019	12,010	11,210	12,021
2019	12,287	11,178	12,348
2020	12,240	11,590	12,251
2020	12,198	11,781	12,394
2020	13,085	11,936	13,121
2020	13,507	11,992	13,495
2021	13,941	11,750	13,750
2021	14,452	11,734	14,208
2021	14,796	11,925	14,547
2021	14,630	11,854	14,431
2022	14,228	11,440	14,067
2022	13,548	10,769	13,427
2022	13,118	10,552	13,054
2022	13,154	10,332	13,165
2023	13,164	10,328	13,245
2023	13,344	10,538	13,488
2023	13,639	10,426	13,743
2023	13,754	10,454	13,853
2024	14,423	10,671	14,490
2024	14,688	10,676	14,729
2024	15,285	11,187	15,424
2024	15,550	11,173	15,599
2025	15,631	11,291	15,738
2025	15,728	11,258	15,920
2025	16,349	11,538	16,608
2025	16,762	11,809	17,114
2026	17,286	11,998	17,650
2026	17,561	11,836	17,969

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (Advisor Class)	11.66%	3.97%	5.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 69,468,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	27.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$69,468 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169041
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	I Class
Trading Symbol	TORFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - I Class	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,249	511,616	513,589
2016	509,285	495,403	508,331
2017	529,169	500,416	525,640
2017	542,029	507,893	537,168
2017	552,508	514,136	546,218
2017	563,939	511,326	560,334
2018	566,082	502,944	561,421
2018	566,082	505,990	564,357
2018	575,435	508,741	575,583
2018	560,668	504,464	560,318
2019	578,275	518,886	573,790
2019	586,055	538,376	579,527
2019	607,837	560,492	601,038
2019	622,359	558,902	617,377
2020	621,004	579,506	612,568
2020	619,398	589,067	619,689
2020	664,903	596,775	656,065
2020	686,852	599,611	674,725
2021	709,381	587,524	687,514
2021	736,470	586,682	710,409
2021	755,093	596,272	727,372
2021	747,192	592,695	721,532
2022	728,035	571,989	703,352
2022	693,947	538,444	671,338
2022	672,033	527,606	652,677
2022	674,468	516,596	658,230
2023	675,811	516,381	662,250
2023	685,730	526,907	674,392
2023	701,600	521,310	687,131
2023	708,213	522,690	692,658
2024	743,590	533,562	724,481
2024	758,696	533,786	736,460
2024	789,593	559,349	771,213
2024	804,011	558,625	779,969
2025	809,762	564,552	786,885
2025	814,782	562,924	796,010
2025	847,775	576,891	830,375
2025	870,727	590,474	855,708
2026	898,396	599,896	882,506
2026	914,264	591,821	898,457

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (I Class)	12.21%	4.42%	6.22%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 69,468,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 243,000
InvestmentCompanyPortfolioTurnover	27.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$69,468 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless